S000079470 [Member] Investment Strategy - AB Disruptors ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). The Adviser seeks to achieve the Fund’s investment objective by investing, under normal circumstances, in a global portfolio of equity securities. The Fund invests in companies of all market capitalizations, and invests globally in companies located in various developed and emerging market countries.
In pursuing the Fund’s investment objective, the Adviser will invest the Fund’s assets in the securities of companies that it considers to offer good prospects for attractive returns relative to general equity markets. The Adviser seeks to invest in “disruptive” innovation leaders, which are companies that are at the forefront of global innovation through the use of technology to change the status quo in the markets for their products or services, to develop new products, to enhance existing products or to develop or improve creative solutions that increase demand for their products. The Fund may invest in companies in any sector or industry, although the Adviser’s focus on innovation leaders may result in substantial investment in companies operating in one or more industries within the information technology sector.
The Adviser’s research process combines top-down evaluation of innovative growth trends with fundamental bottom-up analysis that seeks to identify companies that are true innovators in their field and offer durable growth prospects. The factors that the Adviser considers as part of its fundamental analysis include, among others, a company’s current profitability, projected future profitability, growth prospects, competitive position, pricing power, technological advantage, and strength of management.
Currency fluctuations can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. The Fund will not typically hedge its currency exposure.
The Fund is non-diversified under the Investment Company Act of 1940, as amended, which means it may invest a greater portion of its assets in fewer issuers than would otherwise be the case.